Report for the Calendar Year of Quarter Ended: June 30,
2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [ x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 August 6, 2001

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total:	 $89072


List of Other Included Managers:    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           y                02364j104     4036    76151 SH       SOLE                    76151
AT&T                           y                001957109     1591    72314 SH       SOLE                    72314
AT&T Wireless Group            y                00209A106      268    16414 SH       SOLE                    16414
Abbott Laboratories            y                002824100      562    11700 SH       SOLE                    11700
Agilent Technologies           y                00846u101      323     9925 SH       SOLE                     9925
Amer. Home Products            y                026609107      247     4200 SH       SOLE                     4200
American Express               y                               401    10324 SH       SOLE                    10324
American International Group   y                026874107     4547    53490 SH       SOLE                    53490
American Standard              y                029712106     1172    19500 SH       SOLE                    19500
Anheuser Busch                 y                035229103      264     6400 SH       SOLE                     6400
BP Amoco                       y                055622104      313     6280 SH       SOLE                     6280
Baxter International           y                071813109      263     5213 SH       SOLE                     5213
Bristol-Myers Squibb           y                110122108     3310    63288 SH       SOLE                    63288
CVS                            y                126650100     1339    34677 SH       SOLE                    34677
Chevron Corp.                  y                166751107      407     4500 SH       SOLE                     4500
Cisco Systems                  y                17275R102      187    10285 SH       SOLE                    10285
Citigroup                      y                171196108    10679   202109 SH       SOLE                   202109
Coca-Cola                      y                191216100      806    17900 SH       SOLE                    17900
Conoco 'A'                     y                208251306     1447    51327 SH       SOLE                    51327
Corning                        y                219350105      622    37200 SH       SOLE                    37200
Disney                         y                254687106     1882    65142 SH       SOLE                    65142
Du Pont                        y                263534109      241     5000 SH       SOLE                     5000
Duckwall-Alco Stores           y                264142100       87    10900 SH       SOLE                    10900
Exxon Mobil                    y                30231g102     2285    26160 SH       SOLE                    26160
Fortune Brands                 y                349631101     1190    31027 SH       SOLE                    31027
General Electric               y                369604103    13594   278857 SH       SOLE                   278857
Gillette                       y                375766102      693    23900 SH       SOLE                    23900
Hewlett-Packard                y                428236103     1097    38370 SH       SOLE                    38370
Household International        y                441815107     1878    28153 SH       SOLE                    28153
Intel                          y                458140100     1926    65830 SH       SOLE                    65830
International Business Machine y                459200101     6337    56082 SH       SOLE                    56082
Interpublic Group              y                460690100     1468    50000 SH       SOLE                    50000
Johnson & Johnson              y                478160104     1881    37624 SH       SOLE                    37624
Kimberly-Clark                 y                494368103      207     3700 SH       SOLE                     3700
Kinder Morgan Energy Partners  y                494550106     1298    18871 SH       SOLE                    18871
Kraft                          y                              1011    32600 SH       SOLE                    32600
Lockheed Martin                y                539830109      304     8200 SH       SOLE                     8200
Loral Space                    y                G56462107       77    27350 SH       SOLE                    27350
Merck                          y                589331107     3481    54464 SH       SOLE                    54464
Microsoft Corp.                y                594918104     1134    15537 SH       SOLE                    15537
Motorola                       y                620076109      733    44250 SH       SOLE                    44250
Nestle                         y                641069406     2558    48142 SH       SOLE                    48142
Pepsi Bottling                 y                713409100      545    13600 SH       SOLE                    13600
Pfizer                         y                717081103      433    10800 SH       SOLE                    10800
Philip Morris                  y                718154107      561    11045 SH       SOLE                    11045
Procter & Gamble               y                742718109     1151    18042 SH       SOLE                    18042
Royal Dutch                    y                780257804      274     4700 SH       SOLE                     4700
Royal Philips Electronics      y                718337504     1485    56204 SH       SOLE                    56204
Safeway Inc.                   y                786514208     2239    46646 SH       SOLE                    46646
Schering Plough                y                               881    24300 SH       SOLE                    24300
U.S. Bancorp                   y                902973106      570    25000 SH       SOLE                    25000
United Technologies            y                913017109      293     4000 SH       SOLE                     4000
Verizon                        y                92343v104      212     3962 SH       SOLE                     3962
Walgreen                       y                931422109     1654    48000 SH       SOLE                    48000
Wiley John & Sons Inc. Cl. A   y                968223206      378    16000 SH       SOLE                    16000
Worldcom                       y                55268b106      254    17874 SH       SOLE                    17874